Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	$ (12,783)	$ (12,783)
Deferred revenue	$ (4,220)	$ (4,220)
Operating lease, liability, current, statement of financial position [extensible enumeration]	Other current liabilities	Other current liabilities
Current portion of operating lease liability	$ (1,548)	$ (1,462)
Other payables	(6,458)	(32,485)
Other current liabilities	(25,009)	(50,950)
Current contract liabilities	4,220	4,220
Golar Gimi
Other Current Liabilities [Line Items]
Other payables	0	(30,500)
Oil
Other Current Liabilities [Line Items]
Current contract liabilities	10,000	10,000
Gas
Other Current Liabilities [Line Items]
Current contract liabilities	$ 2,800	$ 2,800